Funds

Third Quarter Report

November 30, 2009

ING Prime Rate Trust

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2009

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Additional Information	51

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2009
Net Assets	$790,210,594
Total Assets	$1,124,522,971
Assets Invested in Senior Loans	$1,102,856,560
Senior Loans Represented	512
Average Amount Outstanding per Loan	$2,154,017
Industries Represented	36
Average Loan Amount per Industry	$30,634,904
Portfolio Turnover Rate (YTD)	28%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	49 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	26.06%

PERFORMANCE SUMMARY

The Trust declared $0.09 of dividends during the third fiscal quarter and $0.24 during the nine months ended November 30, 2009. Based on the average month-end net asset value ("NAV") per share of $5.38 for the third fiscal quarter and $4.75 for the nine month period, this resulted in an annualized distribution rate(1) of 6.79% for the third fiscal quarter and 6.79% for the nine month period. The Trust's total net return for the third fiscal quarter, based on NAV, was 5.71% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 4.04% for the same quarter. For the nine months ended November 30, 2009, the Trust's total return, based on NAV, was 50.74%, versus 36.08% gross return for the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the third fiscal quarter was 11.83% and for the nine months ended November 30, 2009 was 55.04%.

During the period under review, loan prices, on average, experienced their highest level of technical stability in roughly two years. Unlike the fourth and first quarters of 2008 and 2009, respectively, price levels most recently have generally been moving on issuer-specific news and less on market-wide supply/demand instability or volatility in other capital markets. Additional price support has, however, been afforded by a reduction in the stock of outstanding loans by way of repayments traced primarily to new high yield bond offerings, and to a lesser degree, IPO activity. Fortunately,

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

there has been a modest pick-up in new-issue activity during recent weeks, which has helped to keep market technicals largely in check.

A more sanguine fundamental outlook also provided a constructive backdrop for loan performance. Although the domestic economy continues to search for solid footing (at times, offering up a frustrating flow of conflicting signals), credit conditions in the below investment grade corporate debt market appear to be improving modestly. While the actual trailing default rate at the Index level continues to creep up (10.81% at the end of November, a continuing record high), the rate of default activity has slowed substantially. The annualized pace of defaults (by principal amount) declined to 6.4% for the period September 1 through November 30, from just under 20% during the first quarter. With better visibility into fundamental credit risk and a healthier technical backdrop, many high yield loan and bond managers have been aggressively bidding up market values of the highest-risk credit. As a result, this component of the loan market (typically defined as CCC-rated or lower, and/or defaulted issues) has substantially outperformed the higher-rated segment of the market from a total return perspective since the middle of the year. We remain fundamentally cautious on the lowest quality segment of the market since, in our view, the downside risk to recoveries in this still active credit cycle generally outweighs the potential remaining price upside.

PORTFOLIO REVIEW

The Trust outperformed the Index during the period, attributable largely to the same set of factors driving returns for the previous fiscal quarter, namely a lower exposure to non-performing assets than the Index and the beneficial impact of the use of leverage for investment purposes in a stable-to-rising price environment. Performance remained favorable even though the Trust continued to only partially participate in the rally among the lowest-rated component of the Index. The Trust held positions in two of the five top contributors to Index returns during the period (Lyondell Basell Industries, the biggest gainer during the period, and a relatively small position in Tribune Co.), and three of the top five detractors (Aramark Corp., West Corp., and VNU Group, each only marginally negative due to what we view as normal profit taking). The Trust's sector positioning was largely unchanged during the period, with heathcare, cable and printing/publishing again topping the list. As in the prior reporting period, the more defensive industry groups (healthcare, cable and food/beverage), while again posting a stellar quarter from a fundamental credit perspective (i.e., no default activity), underperformed on a relative basis as investors sought out more yield and thusly more risk. Non-performing assets within the portfolio remained within our expectations during a period in which, as noted above,

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2009 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.2%	4.6%
Cequel Communications, LLC	2.4%	3.5%
CSC Holdings, Inc.	1.7%	2.4%
PBL Media	1.6%	2.3%
Metro-Goldwyn-Mayer, Inc.	1.6%	2.3%
Univision Communications, Inc.	1.5%	2.2%
HCA, Inc.	1.5%	2.1%
Lyondell Chemical Company	1.4%	2.0%
Texas Competitive Electric Holdings Company, LLC	1.3%	1.9%
First Data Corporation	1.2%	1.8%

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2009 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	13.0%	18.5%
North American Cable	8.1%	11.5%
Printing & Publishing	7.4%	10.6%
Chemicals, Plastics & Rubber	5.8%	8.3%
Retail Stores	5.7%	8.1%
Data and Internet Services	5.6%	7.9%
Utilities	5.0%	7.2%
Radio and TV Broadcasting	4.5%	6.4%
Leisure, Amusement, Entertainment	3.2%	4.6%
Gaming	3.2%	4.6%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

the Index default rate continued to rise. Since January 2008, the unofficial onset of this default cycle, the Trust has experienced 21 defaults (performing and nonperforming) compared to 97 in the Index.

Ratings Distribution as of November 30, 2009 (Unaudited)
Baa	3.3%
Ba	34.4%
B	44.1%
Caa and below	6.0%
Not rated	12.2%

Ratings distribution shows the percentage of the Trust's loan assets that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

OUTLOOK

Looking out, should early 2010 see a continuation of the trends currently in place (continued price stability, a further deceleration in default rates and robust capital markets that prove fertile for loan refinancings), many market observers feel the prices of existing loans could still experience material upside from their current trading levels. Add to that the impact of widening nominal credit spreads (by way of the continuing ongoing flurry of amendment activity and more attractively priced new issues) and the potential for some upward movement in short term interest rates, we believe there is a good chance the floating rate senior loan market could follow up 2009's historic gain with another year of solid returns. The primary downside risk remains the strength and sustainability of the nascent economic recovery, particularly after the sundry stimulus effects dissipate. While we continue to see as low the probability of double dip recession, it cannot be ruled out. As such we remain keenly focused on risk monitoring and continue to adhere to a strategy that emphasizes higher quality secured loans, with the goal of generating above average returns over the long term through the minimization of losses related to defaults.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
January 8, 2010

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2009
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	63.16%	(2.66)%	1.56%	2.65%
Based on Market Value	70.66%	(2.92)%	0.30%	1.70%
S&P/LSTA Leveraged Loan Index	42.95%	2.38%	3.72%	4.50%
Credit-Suisse Leveraged Loan Index	24.67%	1.14%	3.19%	4.13%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2009	3.25%	5.40%	5.72%	6.18%	6.54%
August 31, 2009	3.25%	5.34%	5.98%	7.33%	8.21%
May 31, 2009	3.25%	5.93%	6.68%	5.95%	6.70%
February 28, 2009	3.25%	8.22%	8.96%	8.82%	9.60%

YIELDS AND DISTRIBUTION RATES

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2009 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,231,718,653)	$1,104,088,948
Cash	2,799,779
Foreign currencies at value (Cost $3,775,733)	3,775,739
Receivables:
Investment securities sold	8,495,955
Interest	4,302,602
Other	29,800
Unrealized appreciation on forward foreign currency contracts	1,046,535
Prepaid expenses	13,613
Total assets	1,124,552,971
LIABILITIES:
Notes payable	68,000,000
Payable for investment securities purchased	37,378,769
Deferred arrangement fees on senior loans	291,252
Dividends payable — preferred shares	5,851
Payable to affilates	931,381
Payable to custodian	91,240
Accrued trustees fees	34,149
Unrealized depreciation on forward foreign currency contracts	352,732
Unrealized depreciation on unfunded commitments	1,699,060
Other accrued expenses	557,943
Total liabilities	109,342,377
Preferred shares, $25,000 stated value per share at liquidation value (9,000 shares outstanding)	225,000,000
NET ASSETS	$790,210,594
Net assets value per common share outstanding (net assets divided by 145,177,757 shares of beneficial interest authorized and outstanding, no par value)	$5.44
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,311,573,950
Undistributed net investment income	16,393,974
Accumulated net realized loss on investments and foreing currency related transactions	(408,983,148)
Net unrealized depreciation on investments, foreign currency related transactions, and unfunded commitments	(128,774,182)
NET ASSETS	$790,210,594

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$39,349,160
Arrangement fees earned	215,830
Other	1,256,516
Total investment income	40,821,506
EXPENSES:
Investment management fees	5,803,820
Administration fees	1,813,694
Transfer agent fees	57,331
Interest expense	1,084,818
Shareholder reporting expense	51,525
Custody and accounting expense	303,035
Professional fees	243,894
Preferred shares — dividend disbursing agent fees	37,933
ICI fees	605
Postage expense	369,350
Trustees fees	18,563
Excise tax expense	442,288
Miscellaneous expense	444,240
Total expenses	10,671,096
Reimbursement of expense by Investment Adviser (Note 11)	(442,288)
Net expenses	10,228,808
Net investment income	30,592,698
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments	(49,692,349)
Forward foreign currency contracts	(13,240,955)
Foreign currency related transactions	(1,267,280)
Net realized loss on investments and foreign currency related transactions	(64,200,584)
Net change in unrealized appreciation or depreciation on:
Investments	305,864,864
Forward foreign currency contracts	(805,141)
Foreign currency related transactions	443,122
Unfunded commitments	769,875
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	306,272,720
Net realized and unrealized gain on investments, foreign currency related transactions, and unfunded commitments	242,072,136
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(453,626)
Increase in net assets resulting from operations	$272,211,208

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2009	Year Ended February 28, 2009
FROM OPERATIONS:
Net investment income	$30,592,698	$67,170,276
Net realized loss on investments, foreign currency related transactions and payments by affiliates	(64,200,584)	(96,185,309)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and unfunded commitments	306,272,720	(237,600,787)
Distributions to preferred shareholders from net investment income	(453,626)	(8,394,943)
Increase (decrease) in net assets resulting from operations	272,211,208	(275,010,763)
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(34,840,317)	(59,418,526)
Decrease in net assets from distributions to common shareholders	(34,840,317)	(59,418,526)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	279,285
Proceeds from shares sold	—	13,803
Net increase from capital share transactions	—	293,088
Net increase (decrease) in net assets	237,370,891	(334,136,201)
NET ASSETS:
Beginning of period	552,839,703	886,975,904
End of period (including undistributed net investment income of $16,393,974 and $21,095,219, respectively)	$790,210,594	$552,839,703

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2009 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$32,747,604
Dividends paid to preferred shareholders	(455,520)
Arrangement fee received	64,090
Other income received	1,696,914
Interest paid	(1,084,818)
Other operating expenses paid	(9,312,190)
Purchases of securities	(238,805,787)
Proceeds on sale of securities	263,517,335
Net cash provided by operating activities	48,367,628
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(34,840,317)
Net paydown of notes payable	(13,000,000)
Net cash flows used in financing activities	(47,840,317)
Net increase	527,311
Cash at beginning of period	2,272,468
Cash at end of period	$2,799,779
Reconciliation of Net Increase In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$272,211,208
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(305,864,864)
Change in unrealized appreciation or depreciation on foreign currencies	(2,926)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	805,141
Change in unrealized depreciation on unfunded commitments	(769,875)
Change in unrealized appreciation or depreciation on other assets and liablilities	(440,196)
Net accretion of discounts on investments	(8,530,551)
Net amortization of premiums on investments	113,656
Net realized loss on sale of investments and foreign currency related transactions	64,200,584
Purchases of securities	(238,805,787)
Proceeds on sale of securities	263,517,335
Decrease in other assets	202
Decrease in interest receivable	1,815,339
Decrease in prepaid expenses	100,703
Decrease in deferred arrangement fees on revolving credit facilities	(151,740)
Decrease in dividends payable — preferred shares	(1,894)
Increase in payable to affiliates	237,855
Decrease in accrued trustees fees	(1,524)
Decrease in other accrued expenses	(65,038)
Total adjustments	(223,843,580)
Net cash provided by operating activities	$48,367,628

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance									Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
11-30-09	3.81	0.21	1.66	(0.00)*	—	1.87	(0.24)	(0.24)	5.44	5.14	50.74		55.04		1.82	2.02	1.94	5.80	790,211	28
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	(0.72)	6.11	5.64	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	(0.71)	7.65	7.40	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	(0.57)	7.59	7.02	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	(0.48)	7.47	7.56	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	(0.46)	7.34	7.84	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	(0.50)	6.73	6.46	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	(0.74)	7.20	6.77	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53
02-28-01	8.95	0.88	(0.78)	(0.06)	(0.04)	—	(0.86)	(0.92)	8.09	8.12	0.19		9.10		1.81	4.45	4.45	10.39	1,107,432	46
02-29-00	9.24	0.79	(0.30)	—	—	0.49	(0.78)	(0.78)	8.95	8.25	5.67		(5.88)		1.43	4.00	4.00	8.77	1,217,339	71

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  There was no impact on total return due to payments by affiliates.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
11-30-09	1.38	1.53	1.47	4.39	1.73	1.92	1.84	5.51	225,000	25,000	92,425	68,000	15,930	37,415	145,178
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24	450,000	25,000	58,675	282,000	6,092	365,126	136,973
02-28-01	1.62	3.97	3.97	9.28	1.31	3.21	3.21	7.50	450,000	25,000	53,825	510,000	4,054	450,197	136,847
02-29-00	—	—	—	—	1.00	2.79	2.79	6.12	—	—	—	484,000	3,515	524,019	136,036

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect and add-back for the borrowings.

(b)  Asset coverage ratios, as presented in previous annual reports, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt is now presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares. Asset coverage, with respect to Preferred Shares, represents the total assets of the Trust, less all liabilities and indebtedness not represented by "senior securities" (i.e., the Trust's Preferred Shares and borrowings described above) in relation to the total amount of Preferred Shares and borrowings outstanding. Asset coverage, with respect to borrowings, represents the total assets of the Trust, less all liabilities and indebtedness not represented by senior securities (i.e. the Trust's Preferred Shares and borrowings described above) in relation to the total amount of only borrowings outstanding (i.e. the denominator of the borrowings ratio includes only borrowings; in contrast, the denominator of the Preferred Share ratio includes both borrowings and Preferred Shares).

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2009, 98.8% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of acquistion are valued at amortized cost which approximates market value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the nine months ended November 30, 2009, there have been no significant changes to the fair valuation methodologies.

On April 9, 2009, the Financial Accounting Standards Board ("FASB") issued additional guidance related to fair value measurements entitled, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This guidance requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Trust and the results of their operations due to the adoption of this guidance and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued new disclosure requirements related to derivatives entitled, "Disclosure about Derivative Instruments and Hedging Activities." Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. Enhanced disclosures regarding credit-risk-related contingent features of derivative instruments is also required. All changes to disclosures have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the nine months ended November 30, 2009, the total amount of all open forward foreign currency contracts as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), PNC Global Investment Servicing (U.S.) Inc. ("PNC"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the nine months ended November 30, 2009, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $272,560,353 and $271,892,298, respectively. At November 30, 2009, the Trust held senior loans valued at $1,102,856,560 representing 99.9% of its total investments. The market value of these assets is established as set forth in Note 2.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,793
Cedar Chemical (Liquidation Interest)	12/31/02	—
Decision One Corporation (1,545,989 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
US Shipping Partners, L.P. (19,404 Common Shares)	11/25/09	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value $348,435 was 0.04% of net assets at November 30, 2009)		$1,169,622

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosted ING Bank's core Tier-1 ratio, strengthened the insurance balance sheet and reduced ING Groep's Debt/Equity ratio.

On October 26, 2009, ING Groep announced that it will move towards a complete separation of its banking and insurance operations. A formal restructuring plan ("Restructuring Plan") was submitted to the European Commission ("EC"), which approved it on November 18, 2009. ING Groep expects that the Restructuring Plan will be achieved over the next four years by a divestment of all insurance operations (including ING Investment Management) as well as a divestment of ING Direct US by the end of 2013. ING Groep has represented that it will explore all options, including initial public offerings, sales or combinations thereof. ING Groep also repurchased EUR 5 billion of Core Tier 1 securities in the fourth quarter of 2009, financed by a EUR 7.5 billion underwritten rights issue.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2009, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$709,624	$221,757	$931,381

The ING Funds have adopted a retirement policy under which any Trustee, who as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an "interested person" of such ING Funds (as such term is defined in the Investment Company Act of 1940, as amended) shall be entitled to a retirement payment ("Retirement Benefit") if such Trustee: (a) retires in accordance with the retirement policy; (b) dies; or (c) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee's estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the Trust or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 6 — COMMITMENTS

The Trust has entered into a $125 million 364-day revolving credit agreement which matures August 18, 2010, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at November 30, 2009, was $68 million. Weighted average interest rate on outstanding borrowings was 1.75%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 6.05% of total assets at November 30, 2009. Average borrowings for the nine months ended November 30, 2009 were $37,414,545 and the average annualized interest rate was 3.85% excluding other fees related to the unused portion of the facilities, and other fees.

As of November 30, 2009, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$2,100,000
Cengage Learning, Inc.	3,333,333
Coleto Creek Power	5,000,000
ION Media Networks, Inc.	199,246
Kerasotes Showplace Theatres, LLC	$750,000
Lyondell Chemical Co.	1,094,314
Sturm Foods, Inc.	500,000
$12,976,893

The unrealized depreciation on these commitments of $1,699,060 as of November 30, 2009 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2009, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	25,000,000
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, for the first time in the history of its auction rate preferred shares program, the Trust has not received sufficient hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result the amount sold, if any, by each selling shareholder is reduced pro rata or to zero. In addition, the dividend rates on each series of preferred shares, which are normally set weekly by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the days of each weekly auction.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS (continued)

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding Preferred Shares. The Trust redeemed approximately $225 million of the $450 million of its outstanding Preferred Shares as itemized below. The Preferred Shares were redeemed using proceeds available through the Trust's existing bank loan facility. Redemption costs and the on-going costs of obtaining leverage through a bank loan facility may reduce returns to Common Shares and may be higher than the costs of leverage obtained through the Preferred Shares. The Trust and the Board will continue to closely monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its Common and Preferred shareholders.

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series M	1,800	$45,000,000	07/15/08
Series T	1,800	$45,000,000	07/16/08
Series W	1,800	$45,000,000	07/17/08
Series Th	1,800	$45,000,000	07/18/08
Series F	1,800	$45,000,000	07/21/08
Totals	9,000	$225,000,000

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the nine months ended November 30, 2009.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2009, the Trust held 0.1% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Nine Months Ended November 30, 2009	Year Ended February 28, 2009
Number of Shares
Reinvestment of distributions from common shares	—	79,343
Proceeds from shares sold	—	3,921
Net increase in shares outstanding	—	83,264
Dollar Amount ($)
Reinvestment of distributions from common shares	$—	$279,285
Proceeds from shares sold	—	13,803
Net increase	$—	$293,088

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

During the nine months ended November 30, 2009, the Trust incurred a Federal excise tax expense in the amount of $442,288 which has been fully reimbursed by the Investment Adviser.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2009	Year Ended February 28, 2009
Ordinary Income	Ordinary Income
$35,293,943	$67,813,469

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2009 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$22,601,908	$(438,484,412)	$(76,149,326)	$(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			$(266,694,672)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of November 30, 2009, no provisions for income tax would be required in the Trust's financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

On December 1, 2009, the Trust announced the approval by the Board to redeem during 2010 up to $100 million of the Trust's $225 million outstanding auction rate Preferred Shares (representing approximately 44% of each series of such shares). The redemption is expected to be accomplished by means of four calendar quarterly redemptions of up to $25 million each. The Preferred Shares are expected to be redeemed primarily using the proceeds of borrowings under the Trust's existing bank loan facility. Redemption costs and the ongoing costs of obtaining leverage through a bank loan facility may reduce returns to Common Shares and may be higher than the costs of leverage

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2009 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

obtained through the Preferred Shares. The Trust and the Board will continue to closely monitor the situation regarding the Trust's outstanding Preferred Shares and to evaluate potential options to restore liquidity to and/or provide additional refinancing options for the Preferred Shares market in the context of applicable regulatory guidelines, as well as the economic and tax implications for holders of both its Common and Preferred Shares.

The first quarterly redemption is itemized below:

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series M	200	$5,000,000	01/25/10
Series T	200	$5,000,000	01/19/10
Series W	200	$5,000,000	01/20/10
Series Th	200	$5,000,000	01/21/10
Series F	200	$5,000,000	01/22/10
Totals	1,000	$25,000,000

Subsequent to November 30, 2009, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0250	11/30/09	12/10/09	12/22/09
$0.0250	12/21/09	12/31/09	1/13/10

Subsequent to November 30, 2009, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$4.89	12/07/09 — 01/15/10	12/14/09 — 01/25/10	12/15/09 — 01/26/10	0.14%
Series T	$6.20	12/01/09 — 01/19/10	12/08/09 — 01/26/10	12/09/09 — 01/27/10	0.16%
Series W	$6.14	12/02/09 — 01/20/10	12/09/09 — 01/27/10	12/10/09 — 01/28/10	0.16%
Series Th	$5.13	12/03/09 — 01/14/10	12/10/09 — 01/21/10	12/11/09 — 01/22/10	0.14%
Series F	$4.27	12/04/09 — 01/15/10	12/11/09 — 01/22/10	12/14/09 — 01/25/10	0.13%

The Trust has evaluated events occurring after the balance sheet date (subsequent events) through January 26, 2010, the date the financial statements were issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited)

Senior Loans*: 139.6%			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.3%
		Avio Group	NR	NR
$87,000		Term Loan, 2.993%, maturing December 13, 2015			$79,415
		Delta Airlines, Inc.	Ba2	BB-
1,470,000		Term Loan, 2.277%, maturing April 30, 2012			1,303,400
500,000		Term Loan, 8.750%, maturing September 27, 2013			499,791
		Delta Airlines, Inc.	B2	B
5,400,897		Term Loan, 3.534%, maturing April 30, 2014			4,426,807
		Forgings International, Ltd.	NR	NR
1,000,000	(5)	Term Loan, maturing August 11, 2014			881,500
1,000,000	(5)	Term Loan, maturing August 11, 2015			880,500
		McKechnie Aerospace DE, Inc.	B1	B+
1,958,987	(5)	Term Loan, 2.250%, maturing May 11, 2014			1,821,858
		Spirit Aerosystems, Inc.	Ba2	BBB-
442,803		Term Loan, 2.034%, maturing September 30, 2013			426,198
		Transdigm, Inc.	Ba2	BB-
3,500,000		Term Loan, 2.289%, maturing June 23, 2013			3,338,125
		United Airlines, Inc.	B3	B+
4,075,347		Term Loan, 2.313%, maturing February 01, 2014			3,170,037
		Wesco Aircraft Hardware Corporation	Ba3	BB-
1,458,750		Term Loan, 2.490%, maturing September 29, 2013			1,379,430
					18,207,061
Automobile: 2.9%
		Dollar Thrifty Automotive Group, Inc.	B2	B-
1,438,911	(5)	Term Loan, 2.734%, maturing June 15, 2014			1,208,685
		Ford Motor Company	Ba3	B-
12,559,103	(5)	Term Loan, 3.287%, maturing December 16, 2013			11,083,408
		KAR Holdings, Inc.	Ba3	B
5,307,011		Term Loan, 2.490%, maturing October 18, 2013			4,922,253
		Oshkosh Truck Corporation	B2	BB-
3,170,603		Term Loan, 6.316%, maturing December 06, 2013			3,170,822
		TRW Automotive, Inc.	Ba3	BB-
2,182,831		Term Loan, 6.250%, maturing February 09, 2014			2,183,515
					22,568,683
Beverage, Food & Tobacco: 3.9%
		ARAMARK Corporation	Ba3	BB
1,922,615		Term Loan, 2.158%, maturing January 26, 2014			1,730,354
1,089,534		Term Loan, 2.145%, maturing January 27, 2014			986,634
10,800,883		Term Loan, 2.155%, maturing January 27, 2014			9,780,805

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
			Pierre Foods	B2	BB-
	$831,250		Term Loan, 8.500%, maturing September 30, 2014			$839,562
			Pinnacle Foods Holding Corporation	B2	B
	7,566,648		Term Loan, 2.994%, maturing April 02, 2014			6,912,133
			Sturm Foods, Inc.	B2	B-
	2,901,428		Term Loan, 2.813%, maturing January 31, 2014			2,685,634
			United Biscuits	NR	NR
GBP	2,976,692		Term Loan, 3.389%, maturing December 15, 2014			4,618,587
			Van Houtte, Inc.	Ba3	BB-
	$176,918		Term Loan, 2.783%, maturing July 19, 2014			168,846
	1,297,397		Term Loan, 2.783%, maturing July 19, 2014			1,238,203
			Wm. Wrigley Jr. Company	Baa3	BBB
	1,443,750		Term Loan, 6.500%, maturing September 30, 2014			1,451,868
						30,412,626
Buildings & Real Estate: 2.2%
			Capital Automotive, L.P.	Ba3	B
	4,080,063		Term Loan, 2.750%, maturing December 14, 2012			3,604,055
			Contech Construction Products, Inc.	B1	B
	1,601,485		Term Loan, 2.240%, maturing January 31, 2013			1,441,337
			Custom Building Products, Inc.	Ba2	BB-
	2,332,396		Term Loan, 8.000%, maturing October 29, 2011			2,271,171
			Goodman Global, Inc.	Ba3	BB
	2,000,000	(5)	Term Loan, maturing February 13, 2014			2,006,250
			John Maneely Company	B3	B
	4,007,971		Term Loan, 3.508%, maturing December 09, 2013			3,692,343
			KCPC Acquisition, Inc.	Ba2	B-
	522,257		Term Loan, 2.563%, maturing May 22, 2014			399,527
	189,655		Term Loan, 2.563%, maturing May 22, 2014			145,086
			Tishman Speyer	NR	D
	2,500,000	(3)	Term Loan, 0.000%, maturing December 27, 2012			1,593,750
	2,552,632	(5)	Term Loan, 12.750%, maturing December 05, 2009			2,559,013
						17,712,532
Cargo Transport: 1.4%
			Baker Tanks, Inc.	B1	B
	1,950,000		Term Loan, 2.507%, maturing May 08, 2014			1,690,001
			Dockwise Transport, N.V.	NR	NR
	1,028,331		Term Loan, 2.283%, maturing January 11, 2015			986,769
	821,861		Term Loan, 2.283%, maturing January 11, 2015			788,644

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
	$861,954		Term Loan, 3.158%, maturing January 11, 2016			$827,117
	821,861		Term Loan, 3.158%, maturing January 11, 2016			788,644
	500,000		Term Loan, 4.783%, maturing July 11, 2016			443,750
	560,000		Term Loan, 4.783%, maturing July 11, 2016			497,000
		(2)	Gainey Corporation	NR	NR
	752,921	(3)	Term Loan, 11.250%, maturing April 20, 2012			197,642
			Inmar, Inc.	B1	B
	786,099		Term Loan, 2.490%, maturing April 30, 2013			715,350
			TNT Logistics	B1	B-
	1,872,140		Term Loan, 3.244%, maturing November 04, 2013			1,586,639
	723,070		Term Loan, 3.283%, maturing November 04, 2013			609,187
	1,000,000		Term Loan, 3.243%, maturing January 04, 2014			847,500
			US Shipping Partners, L.P.	NR	NR
	1,190,583		Term Loan, 9.200%, maturing November 12, 2013			904,843
						10,883,086
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	1,000,000		Term Loan, 5.750%, maturing August 07, 2015			1,002,500
						1,002,500
Chemicals, Plastics & Rubber: 8.3%
			AZ Chem US, Inc.	B1	BB-
EUR	703,473		Term Loan, 2.818%, maturing February 26, 2013			1,001,880
			Borsodchem Nyrt.	NR	NR
EUR	822,816	(3)	Term Loan, 3.042%, maturing September 19, 2014			905,098
EUR	824,838	(3)	Term Loan, 3.545%, maturing September 19, 2015			907,323
			Brenntag Holding GmbH & Co. KG	B1	BB-
	$3,542,098		Term Loan, 1.987%, maturing January 20, 2014			3,347,283
	1,151,397		Term Loan, 2.042%, maturing January 20, 2014			1,111,098
			Celanese	Ba2	BB+
	3,200,000		Term Loan, 1.994%, maturing April 02, 2014			2,988,000
			Cristal Inorganic Chemicals, Inc.	B1	B
	2,588,270		Term Loan, 2.533%, maturing May 15, 2014			2,312,187
			GenTek Holding, LLC	B1	B+
	333,333		Term Loan, 7.000%, maturing October 28, 2014			335,764

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			Hexion Specialty Chemicals, Inc.	B1	CCC+
	$1,152,000		Term Loan, 2.452%, maturing May 05, 2013			$839,520
	6,089,448		Term Loan, 2.563%, maturing May 06, 2013			5,072,510
	1,321,455		Term Loan, 2.563%, maturing May 06, 2013			1,100,772
	2,425,000		Term Loan, 2.563%, maturing May 06, 2013			2,020,025
	977,500		Term Loan, 2.563%, maturing May 06, 2013			772,225
			Huntsman International, LLC	Ba2	B+
	4,550,000	(5)	Term Loan, 2.484%, maturing June 30, 2016			4,146,187
			Ineos US Finance, LLC	Caa1	B-
	1,537,761		Term Loan, 7.001%, maturing December 17, 2012			1,371,171
	2,714,710		Term Loan, 7.501%, maturing December 16, 2013			2,344,831
EUR	48,022	(5)	Term Loan, maturing December 16, 2013			62,184
EUR	451,978	(5)	Term Loan, maturing December 16, 2013			585,261
	$2,713,966		Term Loan, 10.001%, maturing December 16, 2014			2,344,188
EUR	344,235	(5)	Term Loan, maturing December 16, 2014			445,747
EUR	155,765	(5)	Term Loan, maturing December 16, 2014			201,698
			ISP Chemco, Inc.	Ba3	BB-
	$3,421,250		Term Loan, 2.000%, maturing June 04, 2014			3,212,311
			JohnsonDiversey, Inc.	Ba2	BB-
	2,000,000	(5)	Term Loan, maturing November 24, 2015			2,000,000
			Kraton Polymers, LLC	B1	B
	1,979,487		Term Loan, 2.313%, maturing May 13, 2013			1,883,482
		(2)	Lyondell Chemical Company	Ba1	NR
	2,189,639		Debtor In Possession Term Loan, 9.168%, maturing February 03, 2010			2,275,583
		(2)	Lyondell Chemical Company	Ba3	NR
	5,277,128		Debtor In Possession Term Loan, 5.795%, maturing February 03, 2010			5,151,797
		(2)	Lyondell Chemical Company	NR	NR
	432,808		Term Loan, 3.736%, maturing December 20, 2013			317,167
	189,162		Revolver, 3.736%, maturing December 22, 2014			138,620
	709,357		Revolver, 3.736%, maturing December 22, 2014			517,831
	1,351,526		Term Loan, 3.736%, maturing December 22, 2014			986,614
	543,066		Term Loan, 3.986%, maturing December 22, 2014			397,966
	543,066		Term Loan, 3.986%, maturing December 22, 2014			397,966
	543,066		Term Loan, 3.986%, maturing December 22, 2014			397,966
	2,356,515		Term Loan, 7.000%, maturing December 22, 2014			1,720,256

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	$2,356,515		Term Loan, 7.000%, maturing December 22, 2014			$1,720,256
	2,356,515		Term Loan, 7.000%, maturing December 22, 2014			1,720,256
			MacDermid, Inc.	B2	B+
EUR	1,720,043		Term Loan, 2.638%, maturing April 11, 2014			2,088,667
	$1,480,186		Term Loan, 2.236%, maturing April 12, 2014			1,290,229
		(2)	Northeast Biofuels, LLC	NR	NR
	115,095	(3)	Term Loan, 10.750%, maturing June 28, 2013			17,264
			Polypore, Inc.	Ba2	BB-
	3,258,333		Term Loan, 2.490%, maturing July 03, 2014			3,005,812
			Rockwood Specialties Group, Inc.	Ba2	BB-
	1,800,516		Term Loan, 6.000%, maturing May 15, 2014			1,811,319
						65,266,314
Containers, Packaging & Glass: 3.8%
			Berry Plastics Corporation	B1	B
	4,821,734		Term Loan, 2.300%, maturing April 03, 2015			4,085,079
			Graham Packaging Company	B1	B+
	888,320		Term Loan, 2.500%, maturing October 07, 2011			861,830
	8,890,132		Term Loan, 6.750%, maturing April 05, 2014			8,896,799
			Graphic Packaging International, Inc.	Ba3	BB-
	3,790,864		Term Loan, 2.417%, maturing May 16, 2014			3,555,289
			Klockner Pentaplast	NR	NR
	2,917,598		Term Loan, 3.523%, maturing January 03, 2016			2,242,174
			Owens-Illinois	Baa3	BBB-
EUR	654,375		Term Loan, 1.930%, maturing June 14, 2013			945,444
			Pro Mach, Inc.	B1	B
	$2,322,790		Term Loan, 2.490%, maturing December 14, 2011			2,090,511
			Reynolds Consumer Products Holdings, Inc.	B1	BB-
	1,500,000	(5)	Term Loan, maturing November 06, 2015			1,501,407
		(2)	Smurfit-Stone Container Corporation	NR	D
	286,513	(5)	Revolver, 3.057%, maturing November 01, 2009			280,783
	863,924	(5)	Revolver, 2.841%, maturing November 02, 2009			846,646
	174,149	(5)	Term Loan, 4.500%, maturing November 01, 2010			170,231
	371,921	(5)	Term Loan, 2.273%, maturing November 01, 2011			364,018
	197,323	(5)	Term Loan, 2.500%, maturing November 01, 2011			192,883
	112,448	(5)	Term Loan, 2.500%, maturing November 01, 2011			109,567
			Tegrant Holding Company	Caa3	CC
	500,000		Term Loan, 5.790%, maturing March 08, 2015			192,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
		Xerium Technologies, Inc.	Caa3	CC
	$4,094,398	Term Loan, 5.783%, maturing May 18, 2012			$3,394,940
					29,730,101
Data and Internet Services: 7.9%
		Activant Solutions, Inc.	B1	B
	87,488	Term Loan, 2.812%, maturing May 01, 2013			80,653
	2,666,253	Term Loan, 2.240%, maturing May 02, 2013			2,457,952
		Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581	Term Loan, 2.424%, maturing July 01, 2013			1,775,798
EUR	1,268,581	Term Loan, 2.924%, maturing July 01, 2014			1,775,798
		Audatex	Ba3	BB-
	$1,071,461	Term Loan, 2.063%, maturing May 16, 2014			1,025,254
		Carlson Wagonlit Holdings, B.V.	B2	CCC+
	2,637,337	Term Loan, 4.031%, maturing August 03, 2012			2,261,516
		First Data Corporation	B1	B+
	3,616,672	Term Loan, 2.990%, maturing September 24, 2014			3,022,431
	5,020,154	Term Loan, 3.035%, maturing September 24, 2014			4,188,344
	8,159,692	Term Loan, 3.035%, maturing September 24, 2014			6,796,909
		L-1 Identity Solutions Operating Company	Ba3	BB+
	480,047	Term Loan, 7.250%, maturing August 05, 2013			482,047
		Language Line, Inc.	Ba3	B+
	1,785,714	Term Loan, 5.750%, maturing November 04, 2015			1,757,812
		Mitchell International, Inc.	Caa1	CCC+
	250,000	Term Loan, 5.563%, maturing March 30, 2015			205,000
		Orbitz	B2	B+
	5,345,378	Term Loan, 3.256%, maturing July 25, 2014			4,803,202
		Reynolds & Reynolds Company	Ba2	BB
	7,169,050	Term Loan, 2.234%, maturing October 26, 2012			6,564,162
		Sabre, Inc.	B1	B
	11,958,689	Term Loan, 2.491%, maturing September 30, 2014			10,215,542
		Sitel, LLC	B3	B
	2,261,385	Term Loan, 5.768%, maturing January 30, 2014			1,973,058
		Sungard Data Systems, Inc.	Ba3	BB
	249,732	Term Loan, 1.992%, maturing February 28, 2014			229,636
	1,482,519	Term Loan, 6.750%, maturing February 28, 2014			1,499,568
	6,756,996	Term Loan, 3.899%, maturing February 26, 2016			6,382,948
		Transaction Network Services, Inc.	Ba3	BB
	2,500,000	Term Loan, 6.000%, maturing November 17, 2015			2,501,172

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
		Travelport, Inc.	Ba3	B
	$977,500	Term Loan, 2.781%, maturing August 23, 2013			$874,374
	1,445,156	Term Loan, 2.781%, maturing August 23, 2013			1,286,189
	289,971	Term Loan, 2.783%, maturing August 23, 2013			258,075
					62,417,440
Diversified / Conglomerate Manufacturing: 3.7%
		BOC Edwards	B3	B
	3,176,875	Term Loan, 2.256%, maturing May 31, 2014			2,680,488
		Brand Services, Inc.	B1	B
	2,800,456	Term Loan, 2.313%, maturing February 07, 2014			2,520,410
	1,225,000	Term Loan, 3.563%, maturing February 07, 2014			1,123,325
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 6.313%, maturing February 06, 2015			1,291,000
		Dresser, Inc.	B2	B+
	5,852,885	Term Loan, 2.521%, maturing May 04, 2014			5,401,376
		EPD, Inc.	B3	NR
	429,844	Term Loan, 2.490%, maturing July 31, 2014			342,908
	3,001,250	Term Loan, 2.490%, maturing July 31, 2014			2,394,247
		Ferretti, S.P.A.	NR	NR
EUR	385,205	Term Loan, 3.794%, maturing January 31, 2015			212,705
EUR	385,868	Term Loan, 4.294%, maturing January 31, 2016			213,071
EUR	62,025	Term Loan, 6.794%, maturing January 31, 2017			11,623
		Manitowoc Company, Inc.	B1	BB
	$3,984,950	Term Loan, 7.500%, maturing November 06, 2014			3,838,005
		Mueller Group, Inc.	B1	BB-
	832,027	Term Loan, 5.281%, maturing May 23, 2014			817,986
		Rexnord Corporation / RBS Global, Inc.	B1	BB-
	953,774	Term Loan, 2.500%, maturing July 19, 2013			901,714
	1,000,000	Term Loan, 2.786%, maturing July 19, 2013			945,417
		Sensata Technologies	B3	B
	5,060,923	Term Loan, 2.031%, maturing April 26, 2013			4,504,221
		Sensus Metering Systems, Inc.	Ba2	B+
	1,382,609	Term Loan, 2.284%, maturing December 17, 2010			1,369,647
		Textron Fastening Systems	Caa1	CCC+
	490,106	Term Loan, 14.000%, maturing August 11, 2013			336,948
					28,905,091

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: 4.1%
			Affinion Group	Ba2	BB
	$3,899,193		Term Loan, 2.256%, maturing October 17, 2012			$3,707,482
			AlixPartners, LLP	Ba3	BB
	2,578,769		Term Loan, 2.292%, maturing October 12, 2013			2,485,289
			Brickman Group	Ba3	BB-
	1,935,941		Term Loan, 2.283%, maturing January 23, 2014			1,800,425
			Brock Holdings, Inc.	Caa1	B
	2,769,793		Term Loan, 2.604%, maturing February 26, 2014			2,222,759
			Catalina Marketing Corporation	Ba3	BB-
	3,355,225		Term Loan, 2.987%, maturing October 01, 2014			3,131,543
			Coach America Holdings, Inc.	B2	B
	2,094,630		Term Loan, 3.040%, maturing April 18, 2014			1,885,167
	442,989		Term Loan, 3.040%, maturing April 20, 2014			398,690
			Intergraph Corporation	Ba3	BB-
	2,384,107		Term Loan, 2.256%, maturing May 29, 2014			2,238,081
			ISS Global A/S	NR	NR
EUR	245,614		Term Loan, 2.771%, maturing December 31, 2013			341,684
EUR	1,754,386		Term Loan, 2.771%, maturing December 31, 2013			2,440,602
			ISTA International GmbH	NR	NR
EUR	1,622,153	(5)	Term Loan, maturing May 14, 2015			2,210,281
EUR	377,847	(5)	Term Loan, maturing May 14, 2015			514,840
			Valleycrest Companies, LLC	B1	B
	$1,801,197		Term Loan, 2.290%, maturing March 12, 2014			1,657,101
			Vertafore, Inc.	B1	B
	1,032,704		Term Loan, 5.500%, maturing July 31, 2014			988,814
			West Corporation	B1	BB-
	4,167,339		Term Loan, 2.612%, maturing October 24, 2013			3,745,379
	3,148,379		Term Loan, 4.112%, maturing July 15, 2016			2,921,696
						32,689,833
Diversified Natural Resources, Precious Metals & Minerals: 1.3%
			Georgia Pacific, LLC	Ba2	BBB
	6,986,927		Term Loan, 2.295%, maturing December 20, 2012			6,658,087
	3,847,966		Term Loan, 3.534%, maturing December 20, 2014			3,780,627
						10,438,714
Ecological: 0.1%
			Synagro Technologies, Inc.	B3	CCC+
	879,750		Term Loan, 2.240%, maturing April 02, 2014			716,996

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Ecological: (continued)
			Synagro Technologies, Inc.	Caa3	CCC-
	$485,000		Term Loan, 4.990%, maturing October 02, 2014			$321,717
						1,038,713
Electronics: 2.2%
			Aeroflex, Inc.	Ba3	BB-
	990,063		Term Loan, 3.563%, maturing August 15, 2014			901,371
			Brocade Communications Systems, Inc.	Ba2	BB+
	2,759,480		Term Loan, 6.250%, maturing October 07, 2013			2,779,745
			Decision One	NR	NR
	1,781,821		Term Loan, 15.000%, maturing November 29, 2013			1,781,821
			Freescale Semiconductor, Inc.	B2	B-
	4,983,197		Term Loan, 1.994%, maturing November 29, 2013			4,090,372
			Infor Global Solutions	B1	B+
	488,750		Term Loan, 2.990%, maturing July 28, 2012			430,405
EUR	729,375		Term Loan, 3.426%, maturing July 28, 2012			943,094
	$612,363		Term Loan, 3.990%, maturing July 28, 2012			540,411
	1,173,697		Term Loan, 3.990%, maturing July 28, 2012			1,035,787
			Infor Global Solutions	Caa2	CCC+
EUR	500,000		Term Loan, 6.686%, maturing March 02, 2014			498,467
			Kronos, Inc.	Ba3	B+
	$3,131,522		Term Loan, 2.283%, maturing June 11, 2014			2,923,275
			ON Semiconductor	Baa3	BB+
	1,950,000		Term Loan, 1.984%, maturing September 03, 2013			1,833,000
						17,757,748
Finance: 1.4%
			LPL Holdings, Inc.	Ba3	B+
	7,318,609		Term Loan, 2.008%, maturing June 28, 2013			6,826,894
			Nuveen Investments, Inc.	B3	B
	4,893,540		Term Loan, 3.281%, maturing November 13, 2014			4,114,396
						10,941,290
Foreign Cable, Foreign TV, Radio and Equipment: 3.9%
			Casema Bidco / Serpering Investments B.V.	NR	NR
EUR	227,032	(5)	Term Loan, maturing September 15, 2014			332,874
EUR	112,665	(5)	Term Loan, maturing September 15, 2014			165,189
EUR	160,304	(5)	Term Loan, maturing September 15, 2014			235,037
EUR	500,000	(5)	Term Loan, maturing September 14, 2015			733,100
			Numericable / YPSO France SAS	NR	NR
EUR	255,290		Term Loan, 2.676%, maturing June 16, 2014			306,387
EUR	416,527		Term Loan, 2.676%, maturing June 16, 2014			499,896
EUR	661,516		Term Loan, 2.676%, maturing June 16, 2014			793,921
EUR	231,625		Term Loan, 3.176%, maturing December 31, 2015			276,428

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	435,042		Term Loan, 3.176%, maturing December 31, 2015			$519,191
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.108%, maturing July 02, 2014			269,121
EUR	1,190,021		Term Loan, 2.464%, maturing July 02, 2014			1,479,462
EUR	64,583		Term Loan, 2.464%, maturing July 02, 2014			80,292
EUR	36,050		Term Loan, 2.589%, maturing July 03, 2015			45,894
EUR	801,232		Term Loan, 2.589%, maturing July 03, 2015			1,020,036
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 2.438%, maturing January 30, 2015			1,948,519
EUR	1,500,000		Term Loan, 3.403%, maturing January 29, 2016			1,948,519
			UPC Financing Partnership	Ba3	B+
	$1,944,864		Term Loan, 1.994%, maturing December 31, 2014			1,802,645
	1,055,136		Term Loan, 3.744%, maturing December 30, 2016			1,007,919
EUR	4,268,168		Term Loan, 4.178%, maturing December 31, 2016			5,890,730
EUR	3,078,704		Term Loan, 4.428%, maturing December 31, 2017			4,286,587
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	1,117,088		Term Loan, 2.898%, maturing September 03, 2012			1,802,432
GBP	1,477,316	(5)	Term Loan, 2.898%, maturing September 03, 2012			2,383,664
GBP	704,815	(5)	Term Loan, 2.932%, maturing September 03, 2012			1,137,226
GBP	358,273	(5)	Term Loan, 3.809%, maturing September 03, 2012			578,077
GBP	500,000		Term Loan, 4.173%, maturing September 03, 2012			802,063
GBP	500,000		Term Loan, 4.431%, maturing September 03, 2012			802,063
						31,147,272
Gaming: 4.6%
			Cannery Casino Resorts, LLC	B3	B+
	$608,660		Term Loan, 2.487%, maturing May 18, 2013			522,306
	503,229		Term Loan, 2.492%, maturing May 20, 2013			431,833
			CCM Merger, Inc.	B3	BB-
	2,992,388		Term Loan, 8.500%, maturing July 13, 2012			2,858,667
		(2)	Fontainebleau Las Vegas, LLC	NR	NR
	633,333	(3)	Term Loan, 6.000%, maturing June 06, 2014			201,611
	1,266,667	(3)	Term Loan, 6.000%, maturing June 06, 2014			403,222
			Golden Nugget, Inc.	Caa3	CC
	1,829,542		Term Loan, 2.260%, maturing June 30, 2014			1,257,810
	1,041,522		Term Loan, 2.262%, maturing June 30, 2014			716,047

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		Green Valley Ranch Gaming, LLC	Caa3	CCC+
$1,407,955		Term Loan, 2.283%, maturing February 16, 2014			$1,033,087
		Green Valley Ranch Gaming, LLC	Ca	CC
750,000		Term Loan, 3.549%, maturing August 16, 2014			185,625
		Harrahs Operating Company, Inc.	Caa1	B-
2,267,724	(5)	Term Loan, 3.282%, maturing January 28, 2015			1,768,825
4,216,252		Term Loan, 3.282%, maturing January 28, 2015			3,284,161
2,415,817		Term Loan, 3.282%, maturing January 28, 2015			1,882,661
1,555,556		Term Loan, 9.500%, maturing October 31, 2016			1,511,611
		Isle of Capri Casinos, Inc.	B1	B+
848,917		Term Loan, 1.984%, maturing July 25, 2014			793,502
1,201,826		Term Loan, 1.984%, maturing July 25, 2014			1,123,373
3,004,564		Term Loan, 2.033%, maturing July 25, 2014			2,808,432
		Las Vegas Sands, LLC	B3	B-
6,256,000		Term Loan, 2.040%, maturing May 23, 2014			5,223,760
1,580,000		Term Loan, 2.040%, maturing May 23, 2014			1,319,300
		New World Gaming Partners, Ltd.	B3	CCC-
704,792		Term Loan, 2.787%, maturing September 30, 2014			587,180
3,479,688		Term Loan, 2.787%, maturing September 30, 2014			2,899,015
		Seminole Tribe of Florida	Baa3	BBB
16,487		Term Loan, 1.783%, maturing March 05, 2014			15,491
		VML US Finance, LLC	B3	B-
1,045,130		Term Loan, 5.790%, maturing May 25, 2012			992,873
1,922,601		Term Loan, 5.790%, maturing May 27, 2013			1,826,471
2,556,389		Term Loan, 5.790%, maturing May 27, 2013			2,428,570
					36,075,433
Healthcare, Education and Childcare: 18.5%
		Accellent, Inc.	B1	B+
2,908,120		Term Loan, 2.506%, maturing November 22, 2012			2,690,011
		AGA Medical Corporation	B2	BB-
1,632,209		Term Loan, 2.280%, maturing April 26, 2013			1,444,505
		Bausch & Lomb, Inc.	B1	BB-
383,435		Term Loan, 3.519%, maturing April 24, 2015			360,428
1,578,947		Term Loan, 3.533%, maturing April 24, 2015			1,484,211
		Biomet, Inc.	B1	BB-
5,979,670		Term Loan, 3.282%, maturing March 25, 2015			5,679,538
		Bright Horizons Family Solutions, Inc.	Ba3	BB-
464,706		Term Loan, 6.250%, maturing May 28, 2015			463,776

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			Catalent Pharma Solutions	Ba3	BB-
	$6,429,778		Term Loan, 2.484%, maturing April 10, 2014			$5,427,806
			CHG Medical Staffing, Inc.	Ba3	B+
	400,000		Term Loan, 0.158%, maturing January 08, 2013			376,000
	1,816,500		Term Loan, 2.755%, maturing January 08, 2013			1,707,510
			CHS/Community Health Systems, Inc.	Ba3	BB
	1,922,625		Term Loan, 2.506%, maturing July 25, 2014			1,762,005
	37,722,662		Term Loan, 2.506%, maturing July 25, 2014			34,571,235
			Concentra Operating Corporation	Ba3	B+
	1,955,000		Term Loan, 2.540%, maturing June 25, 2014			1,818,150
			CRC Health Corporation	Ba3	BB-
	921,342		Term Loan, 2.533%, maturing February 06, 2013			826,905
	964,147		Term Loan, 2.533%, maturing February 06, 2013			865,322
			Education Management Corporation	B1	BB-
	4,125,137		Term Loan, 2.063%, maturing June 03, 2013			3,804,795
			Emdeon Business Services, LLC	B1	BB
	2,278,932		Term Loan, 2.290%, maturing November 16, 2013			2,150,743
			EMSC, L.P.	Baa3	BBB-
	2,861,273		Term Loan, 2.244%, maturing February 10, 2012			2,753,975
			Gambro	NR	NR
	1,670,984	(5)	Term Loan, 2.770%, maturing June 05, 2014			1,472,554
SEK	2,111,070		Term Loan, 2.998%, maturing June 05, 2014			265,972
SEK	2,146,343		Term Loan, 2.998%, maturing June 05, 2014			270,416
	$1,670,984	(5)	Term Loan, 3.270%, maturing June 05, 2015			1,472,554
SEK	2,146,343		Term Loan, 3.498%, maturing June 05, 2015			270,416
SEK	2,111,070		Term Loan, 3.498%, maturing June 05, 2015			265,972
			Harlan Sprague Dawley, Inc.	B2	BB-
	$2,460,625		Term Loan, 2.789%, maturing July 14, 2014			2,265,313
			Harrington Holdings, Inc.	B1	BB-
	2,398,833		Term Loan, 2.484%, maturing December 28, 2013			2,197,931
			HCA, Inc.	Ba3	BB
	18,073,817		Term Loan, 2.533%, maturing November 18, 2013			16,827,862
			Health Management Associates, Inc.	B1	BB-
	3,619,451		Term Loan, 2.033%, maturing February 28, 2014			3,299,582
			Iasis Healthcare, LLC	Ba2	B+
	1,016,026		Term Loan, 2.234%, maturing March 14, 2014			942,364
	2,935,928		Term Loan, 2.234%, maturing March 14, 2014			2,723,073
	274,370		Term Loan, 2.235%, maturing March 14, 2014			254,478

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			IM US Holdings, LLC	Ba2	BB
	$3,912,778		Term Loan, 2.258%, maturing June 26, 2014			$3,609,537
			Life Technologies Corporation	Baa3	BBB-
	1,386,875		Term Loan, 5.250%, maturing November 20, 2015			1,388,019
			Molnlycke Health Care Group	NR	NR
EUR	200,000	(5)	Term Loan, maturing March 30, 2015			280,154
GBP	250,000	(5)	Term Loan, maturing March 31, 2015			378,872
EUR	200,000	(5)	Term Loan, maturing March 30, 2016			280,154
GBP	250,000	(5)	Term Loan, maturing March 31, 2016			378,872
			Multiplan, Inc.	B1	B+
	$1,091,373		Term Loan, 2.750%, maturing April 12, 2013			1,026,982
			National Mentor, Inc.	Ba3	B+
	126,588		Term Loan, 2.096%, maturing June 29, 2013			113,297
	3,070,775		Term Loan, 2.290%, maturing June 29, 2013			2,748,344
			Nycomed	NR	NR
EUR	86,211		Term Loan, 2.930%, maturing December 29, 2014			120,388
EUR	388,312		Term Loan, 2.930%, maturing December 29, 2014			542,248
EUR	54,917		Term Loan, 2.930%, maturing December 29, 2014			76,688
EUR	535,383		Term Loan, 2.930%, maturing December 29, 2014			747,621
EUR	1,397,300		Term Loan, 2.930%, maturing December 29, 2014			1,951,221
EUR	388,312		Term Loan, 3.680%, maturing December 29, 2015			542,248
EUR	535,383		Term Loan, 3.680%, maturing December 29, 2015			747,621
EUR	1,397,300		Term Loan, 3.680%, maturing December 29, 2015			1,951,221
EUR	86,211		Term Loan, 3.680%, maturing December 29, 2015			120,388
EUR	54,917		Term Loan, 3.680%, maturing December 29, 2015			76,688
			Orthofix International / Colgate Medical	B1	BB+
	$1,534,697		Term Loan, 6.750%, maturing September 22, 2013			1,521,268
			Quintiles Transnational Corporation	B1	BB
	2,915,758		Term Loan, 2.283%, maturing March 31, 2013			2,746,280
			Renal Advantage, Inc.	B1	B+
	3,209,811		Term Loan, 2.788%, maturing October 05, 2012			3,049,321
			Rural/Metro Operating Company, LLC	Ba2	BB-
	658,823		Term Loan, 3.739%, maturing March 04, 2011			657,176
	519,127		Term Loan, 3.760%, maturing March 04, 2011			517,829

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			Sterigenics International, Inc.	B3	B+
	$1,837,348		Term Loan, 2.554%, maturing November 21, 2013			$1,727,107
			Sun Healthcare Group, Inc.	Ba2	B+
	217,241		Term Loan, 2.283%, maturing April 21, 2014			205,565
	929,906		Term Loan, 2.398%, maturing April 21, 2014			879,924
			Surgical Care Affiliates, LLC	Ba3	B
	2,932,500		Term Loan, 2.301%, maturing December 29, 2014			2,677,739
			Team Health, Inc.	B1	BB-
	2,005,888		Term Loan, 2.271%, maturing November 23, 2012			1,870,490
			United Surgical Partners International, Inc.	Ba3	B
	1,635,484		Term Loan, 2.264%, maturing April 19, 2014			1,480,113
	308,956		Term Loan, 2.240%, maturing April 21, 2014			279,605
			Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,359,262		Term Loan, 2.485%, maturing September 23, 2011			3,266,862
			VWR International, Inc.	B1	B+
EUR	2,493,750		Term Loan, 2.936%, maturing June 29, 2014			3,336,614
	$1,496,250		Term Loan, 2.734%, maturing June 30, 2014			1,330,727
			Warner Chilcott Company, LLC	B1	BB+
	1,168,907	(5)	Term Loan, maturing October 30, 2014			1,167,260
	584,454	(5)	Term Loan, maturing April 30, 2015			583,721
	1,285,798	(5)	Term Loan, maturing April 30, 2015			1,284,187
						146,377,753
Home & Office Furnishings: 1.1%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	(3)	Term Loan, 3.023%, maturing October 19, 2014			1,260,222
EUR	1,250,000	(3)	Term Loan, 3.523%, maturing October 19, 2015			1,260,222
			Hilding Anders	NR	NR
SEK	17,864,613		Term Loan, 3.605%, maturing March 31, 2015			1,758,030
EUR	324,872		Term Loan, 3.759%, maturing April 25, 2015			362,839
			National Bedding Company	B1	BB-
	$2,155,303		Term Loan, 2.279%, maturing February 28, 2013			1,955,938
			Springs Window Fashions, LLC	B2	B+
	2,301,429		Term Loan, 3.063%, maturing December 31, 2012			2,059,779
						8,657,030
Insurance: 2.3%
			AmWINS Group, Inc.	B2	B-
	1,955,000		Term Loan, 2.773%, maturing June 08, 2013			1,610,431
			Applied Systems, Inc.	B1	B-
	1,200,004		Term Loan, 2.734%, maturing September 26, 2013			1,140,754
			Conseco, Inc.	Caa1	CCC
	4,848,880		Term Loan, 6.500%, maturing October 10, 2013			4,460,969

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Insurance: (continued)
		Crawford & Company	B1	BB-
$1,815,742		Term Loan, 3.790%, maturing October 30, 2013			$1,756,731
		Crump Group	B2	B
1,913,237		Term Loan, 3.240%, maturing August 01, 2014			1,712,347
		Hub International, Ltd.	B2	B
1,000,000		Term Loan, 6.750%, maturing June 12, 2014			988,750
449,846		Term Loan, 2.734%, maturing June 13, 2014			393,240
2,001,330		Term Loan, 2.734%, maturing June 13, 2014			1,749,496
		Swett & Crawford	B3	B-
2,503,184		Term Loan, 2.531%, maturing April 03, 2014			2,127,707
		USI Holdings Corporation	B2	B-
600,000		Term Loan, 5.300%, maturing April 15, 2014			582,375
2,254,437		Term Loan, 3.040%, maturing May 05, 2014			1,951,966
					18,474,766
Leisure, Amusement, Entertainment: 4.6%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
3,136,250		Term Loan, 2.766%, maturing June 08, 2012			2,937,622
		Alpha D2, Ltd.	NR	NR
1,221,225		Term Loan, 2.359%, maturing December 31, 2013			1,079,563
824,903		Term Loan, 2.359%, maturing December 31, 2013			729,214
		AMF Bowling Worldwide, Inc.	B1	B
2,904,279		Term Loan, 2.741%, maturing June 08, 2013			2,483,158
		Cedar Fair, L.P.	Ba3	BB-
5,167,204		Term Loan, 4.234%, maturing August 30, 2014			4,929,513
		HIT Entertainment, Inc.	B1	B-
1,940,892		Term Loan, 2.528%, maturing March 20, 2012			1,674,020
		Kerasotes Showplace Theater, LLC	B1	B-
150,000		Revolver, 1.719%, maturing October 31, 2010			146,250
279,820		Term Loan, 4.813%, maturing October 28, 2011			265,829
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
22,802,234	(3)	Term Loan, 0.000%, maturing April 08, 2012			14,460,425
5,695,536	(3)	Term Loan, 0.000%, maturing April 08, 2012			3,611,921
		NEP II, Inc.	B1	B
4,384,993		Term Loan, 2.533%, maturing February 16, 2014			4,045,156
					36,362,671
Lodging: 1.5%
		Audio Visual Services Corporation	NR	NR
980,000		Term Loan, 2.540%, maturing February 28, 2014			690,900
		Hotel Del Coronado	B1	B+
16,400,000		Term Loan, 1.989%, maturing January 15, 2011			11,152,000
					11,842,900

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Machinery: 0.5%
			Kion Group	NR	NR
EUR	1,238,909		Term Loan, 4.188%, maturing December 23, 2014			$1,265,756
	$500,000	(5)	Term Loan, maturing December 23, 2014			340,750
EUR	1,145,833		Term Loan, 4.438%, maturing December 23, 2015			1,170,664
	$500,000	(5)	Term Loan, maturing December 23, 2015			340,750
			NACCO Materials Handling Group, Inc.	NR	NR
	1,000,000		Term Loan, 2.352%, maturing March 22, 2013			800,000
						3,917,920
Mining, Steel, Iron & Nonprecious Metals: 1.2%
			Continental Alloys & Services, Inc.	Caa2	CCC
	464,442		Term Loan, 4.743%, maturing June 14, 2012			399,420
			Noranda Aluminum Acquisition Corporation	B2	D
	2,645,663		Term Loan, 2.236%, maturing May 18, 2014			2,142,987
			Novelis	Ba3	BB-
	1,221,875		Term Loan, 2.240%, maturing July 06, 2014			1,093,197
	2,688,203		Term Loan, 2.263%, maturing July 06, 2014			2,405,103
			Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	3,516,016		Term Loan, 2.262%, maturing May 08, 2014			3,309,450
	341,181		Term Loan, 2.283%, maturing May 08, 2014			321,137
						9,671,294
North American Cable: 11.5%
			Atlantic Broadband	B1	BB-
	69,392		Term Loan, 2.540%, maturing September 01, 2011			68,033
	1,865,987		Term Loan, 6.750%, maturing June 01, 2013			1,856,657
			Block Communications, Inc.	Ba1	BB
	962,500		Term Loan, 2.283%, maturing December 22, 2011			899,937
			Bresnan Communications, LLC	B1	BB-
	1,243,750		Term Loan, 2.285%, maturing September 29, 2013			1,164,980
	2,736,250		Term Loan, 2.286%, maturing March 29, 2014			2,562,955
			Cequel Communications, LLC	Ba3	BB-
	27,948,418		Term Loan, 2.261%, maturing November 05, 2013			25,910,503
			Cequel Communications, LLC	B3	B-
	1,525,000		Term Loan, 4.757%, maturing May 05, 2014			1,462,094
		(2)	Charter Communications Operating, LLC	Ba2	D
	10,955,635		Term Loan, 4.260%, maturing March 06, 2014			10,165,920
			CSC Holdings, Inc.	Baa3	BBB-
	19,879,057		Term Loan, 2.049%, maturing March 29, 2013			18,771,912
			Insight Midwest Holdings, LLC	B1	B+
	9,002,500		Term Loan, 2.290%, maturing April 07, 2014			8,454,311

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower\Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Knology, Inc.	B1	B
$1,926,370	Term Loan, 3.783%, maturing June 30, 2014			$1,849,315
	Mediacom Broadband, LLC	Ba3	BB-
8,170,960	Term Loan, 1.980%, maturing January 31, 2015			7,410,040
	Mediacom LLC Group	Ba3	BB-
3,600,000	Term Loan, 5.500%, maturing March 31, 2017			3,602,250
	San Juan Cable, LLC	B1	BB-
1,686,244	Term Loan, 2.040%, maturing October 31, 2012			1,582,962
	Wideopenwest Finance, LLC	B1	B-
5,804,167	Term Loan, 2.768%, maturing June 18, 2014			5,332,578
				91,094,447
Oil & Gas: 2.0%
	Alon USA	B1	BB
215,000	Term Loan, 2.484%, maturing June 22, 2013			181,675
1,720,000	Term Loan, 2.490%, maturing June 22, 2013			1,453,400
	CGGVeritas Services, Inc.	Ba1	BB+
1,619,095	Term Loan, 3.708%, maturing January 12, 2014			1,591,773
	CR Gas Storage	Ba3	BB
95,468	Term Loan, 1.987%, maturing May 12, 2013			89,501
141,675	Term Loan, 1.989%, maturing May 12, 2013			132,820
1,323,831	Term Loan, 1.989%, maturing May 12, 2013			1,241,091
	Hercules Offshore, LLC	B2	B
2,189,845	Term Loan, 8.500%, maturing July 11, 2013			2,104,076
	McJunkin Corporation	B2	B+
2,630,282	Term Loan, 5.500%, maturing January 31, 2014			2,518,495
	MEG Energy	B1	BB+
1,750,033	Term Loan, 2.290%, maturing April 03, 2013			1,607,843
1,716,678	Term Loan, 2.290%, maturing April 03, 2013			1,577,198
	SG Resources Mississippi, LLC	B1	BB
2,468,750	Term Loan, 2.109%, maturing April 02, 2014			2,308,281
	Targa Resources, Inc.	Ba3	BB-
354,824	Term Loan, 2.234%, maturing October 31, 2012			346,017
173,305	Term Loan, 2.283%, maturing October 31, 2012			169,004
	Vulcan Energy Corporation	Ba2	BB
750,000	Term Loan, 5.500%, maturing September 29, 2015			755,625
				16,076,799
Other Broadcasting and Entertainment: 1.1%
	Deluxe Entertainment Services Group, Inc.	Ba3	B-
119,147	Term Loan, 2.533%, maturing May 11, 2013			110,434
68,605	Term Loan, 2.633%, maturing May 11, 2013			63,589
1,156,912	Term Loan, 5.490%, maturing May 11, 2013			1,072,312

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: (continued)
			VNU	Ba3	B+
	$2,435,058		Term Loan, 2.242%, maturing August 09, 2013			$2,201,120
	5,986,473		Term Loan, 3.992%, maturing May 02, 2016			5,500,072
						8,947,527
Other Telecommunications: 2.4%
			Asurion Corporation	B1	B
	5,250,000		Term Loan, 3.246%, maturing July 03, 2014			4,951,175
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,679,980		Term Loan, 2.313%, maturing September 30, 2014			2,318,027
EUR	1,680,261		Term Loan, 2.563%, maturing September 30, 2015			2,318,415
			Consolidated Communications	B1	B+
	$1,000,000		Term Loan, 2.740%, maturing December 31, 2014			925,000
			Gabriel Communications	B2	B-
	333,333		Term Loan, 3.500%, maturing May 31, 2014			330,833
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	2,862,555		Term Loan, 4.750%, maturing June 01, 2014			2,071,775
			Kentucky Data Link, Inc.	B1	B-
	2,687,396		Term Loan, 2.484%, maturing February 26, 2014			2,492,560
			One Communications	B2	B-
	1,536,345		Term Loan, 4.585%, maturing June 30, 2012			1,367,347
			PAETEC Holding Corporation	B1	B
	179,770		Term Loan, 2.734%, maturing February 28, 2013			169,995
			U.S. Telepacific Corporation	B1	CCC
	2,022,464	(5)	Term Loan, 4.303%, maturing August 04, 2011			1,789,881
						18,735,008
Personal & Nondurable Consumer Products: 2.5%
			Advantage Sales and Marketing	B1	B
	2,799,659		Term Loan, 2.290%, maturing March 29, 2013			2,610,682
			Bushnell Performance Optics	Ba3	B-
	1,690,355		Term Loan, 4.533%, maturing August 24, 2013			1,470,609
			Fender Musical Instruments Corporation	B2	B+
	2,280,833		Term Loan, 2.540%, maturing June 09, 2014			1,950,112
	1,152,083		Term Loan, 2.540%, maturing June 09, 2014			985,031
			Gibson Guitar Corporation	B3	B+
	418,242		Term Loan, 2.783%, maturing December 29, 2013			373,281
			Huish Detergents, Inc.	Ba2	BB
	1,649,377		Term Loan, 1.990%, maturing April 26, 2014			1,574,467
			Information Resources, Inc.	B1	B-
	340,173		Term Loan, 2.008%, maturing May 16, 2014			311,258

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Jarden Corporation	Ba2	BB
$2,082,198		Term Loan, 2.033%, maturing January 24, 2012			$1,994,138
248,851		Term Loan, 2.033%, maturing January 24, 2012			239,104
2,653,982		Term Loan, 3.533%, maturing January 26, 2015			2,617,490
		KIK Custom Products, Inc.	B3	CCC+
71,707		Term Loan, 2.540%, maturing June 02, 2014			57,724
1,918,293	(5)	Term Loan, 2.540%, maturing June 02, 2014			1,544,226
		Mega Bloks, Inc.	Caa3	C
957,500		Term Loan, 9.750%, maturing July 26, 2012			493,112
		Spectrum Brands, Inc.	B3	B-
44,301		Term Loan, 8.000%, maturing June 29, 2012			43,055
871,281		Term Loan, 8.019%, maturing June 29, 2012			846,776
		Yankee Candle Company, Inc.	Ba3	BB-
2,550,705		Term Loan, 2.240%, maturing February 06, 2014			2,361,223
					19,472,288
Personal, Food & Miscellaneous: 2.1%
		Acosta, Inc.	B1	B
3,897,359		Term Loan, 2.490%, maturing July 28, 2013			3,585,570
		Arbys Restaurant Group, Inc.	Ba2	BB
2,494,542		Term Loan, 7.250%, maturing July 25, 2012			2,502,856
		Culligan International Company	B2	B-
975,000		Term Loan, 2.490%, maturing November 24, 2012			767,812
		Dennys, Inc.	Ba2	BB
555,000		Term Loan, 2.250%, maturing March 31, 2012			525,863
533,261		Term Loan, 2.675%, maturing March 31, 2012			505,265
		N.E.W. Customer Services Companies, Inc.	B1	B+
3,069,750		Term Loan, 2.740%, maturing May 22, 2014			2,856,786
		OSI Restaurant Partners, Inc.	B3	B+
505,264		Term Loan, 2.553%, maturing June 14, 2013			412,000
5,667,708		Term Loan, 2.563%, maturing June 14, 2014			4,621,545
		Seminole Hard Rock Entertainment	B1	BB
750,000		Floating Rate Note, maturing March 15, 2014			607,500
					16,385,197
Printing & Publishing: 10.6%
		American Achievement Corporation	B1	B+
295,182		Term Loan, 6.255%, maturing March 25, 2011			265,664
		Ascend Media Holdings, LLC	B3	B
889,527	(3)	Term Loan, 1.783%, maturing January 31, 2012			—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Black Press, Ltd.	B1	B-
	$850,141	(5)	Term Loan, 2.256%, maturing August 02, 2013			$556,842
	1,400,232	(5)	Term Loan, 2.256%, maturing August 02, 2013			917,152
			Canwest Limited Partnership	Caa3	D
	1,236,875	(5)	Term Loan, 0.000%, maturing July 13, 2014			991,046
			Caribe Information Investments, Inc.	B2	CCC+
	1,917,238		Term Loan, 2.524%, maturing March 31, 2013			1,313,308
			Cengage Learning, Inc.	B2	B+
	7,047,895		Term Loan, 2.730%, maturing July 03, 2014			6,039,165
			Cenveo Corporation	Ba3	BB-
	1,789,461		Term Loan, 4.792%, maturing June 21, 2013			1,729,066
	28,920		Term Loan, 4.792%, maturing June 21, 2013			27,944
		(2)	Dex Media East, LLC	NR	D
	4,992,443	(5)	Term Loan, 2.240%, maturing October 24, 2014			4,031,398
		(2)	Dex Media West, LLC	NR	D
	4,943,643		Term Loan, 7.000%, maturing October 24, 2014			4,461,638
			Flint Group	NR	NR
	841,151		Term Loan, 2.889%, maturing December 31, 2014			771,056
	353,279		Term Loan, 2.889%, maturing December 31, 2014			323,839
	2,333,333		Term Loan, 2.889%, maturing May 29, 2015			2,138,890
EUR	666,667		Term Loan, 3.270%, maturing May 29, 2015			910,316
	$1,277,104		Term Loan, 2.889%, maturing December 31, 2015			1,170,679
			Hanley Wood, LLC	Caa1	B-
	2,681,572		Term Loan, 2.532%, maturing March 08, 2014			1,157,267
		(2)	Idearc, Inc.	NR	D
	21,246,887	(3)	Term Loan, 6.250%, maturing November 17, 2014			10,316,128
			Intermedia Outdoor, Inc.	NR	NR
	1,604,625		Term Loan, 3.283%, maturing January 31, 2013			1,283,700
			Mediannuaire Holding	NR	NR
EUR	1,561,344	(5)	Term Loan, 3.028%, maturing October 10, 2014			1,676,192
EUR	1,561,189	(5)	Term Loan, 3.528%, maturing October 09, 2015			1,676,026
			Merrill Communications, LLC	B1	CCC
	$2,761,595		Term Loan, 8.500%, maturing December 24, 2012			2,205,824
			Nelson Canada	Ba3	B
	3,920,000		Term Loan, 2.783%, maturing July 05, 2014			3,449,600

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000		Term Loan, 1.933%, maturing November 22, 2013			$1,065,203
			PBL Media	B1	B
AUD	24,331,191		Term Loan, 6.367%, maturing February 05, 2013			18,186,110
			Prism Business Media Holdings/ Penton Media, Inc.	Caa1	CCC
	$1,657,500		Term Loan, 2.539%, maturing February 01, 2013			1,106,381
		(2)	R.H. Donnelley Corporation	NR	D
	5,220,260		Term Loan, 2.158%, maturing June 30, 2011			4,694,971
		(2)	Readers Digest	Ba1	B-
	600,000		Debtor In Possession Term Loan, 13.500%, maturing May 26, 2010			625,000
		(2)	Readers Digest	NR	D
	924,663	(3)	Revolver, 4.535%, maturing March 02, 2013			443,838
	332,460	(3)	Term Loan, 7.000%, maturing March 03, 2014			159,581
	3,723,751	(3)	Term Loan, 4.241%, maturing March 03, 2014			1,787,400
			Source Media, Inc.	B2	B
	2,726,284		Term Loan, 5.290%, maturing November 08, 2011			2,290,079
			Thomas Nelson Publishers	B1	B
	1,837,776		Term Loan, 8.750%, maturing June 12, 2012			1,479,410
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			772,951
			Valassis Communications, Inc.	Ba2	BB-
	1,010,738	(5)	Term Loan, maturing March 02, 2014			955,148
	989,262	(5)	Term Loan, maturing March 02, 2014			934,852
			Yell Group, PLC	NR	NR
	2,000,000		Term Loan, 3.283%, maturing October 26, 2012			1,610,714
						83,524,378
Radio and TV Broadcasting: 6.4%
			Citadel Broadcasting Corporation	Caa3	CCC-
	7,600,000		Term Loan, 2.040%, maturing June 12, 2014			5,234,500
			CMP KC, LLC	NR	NR
	1,338,663		Term Loan, 3.519%, maturing May 03, 2011			167,333
			CMP Susquehanna Corporation	Caa3	CCC+
	6,578,557		Term Loan, 2.250%, maturing May 05, 2013			4,828,661
			Cumulus Media, Inc.	Caa1	B
	4,762,750		Term Loan, 4.237%, maturing June 11, 2014			3,923,315
			CW Media Holdings, Inc.	B3	B
	2,695,000		Term Loan, 3.533%, maturing February 16, 2015			2,499,612
			Emmis Communication	Caa2	NR
	1,148,060		Term Loan, 4.283%, maturing November 01, 2013			881,136

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
			FoxCo Acquisition, LLC	B2	B
	$1,116,751		Term Loan, 7.250%, maturing July 14, 2015			$1,035,786
		(2)	ION Media Networks, Inc.	NR	NR
	398,492		Debtor In Possession Term Loan, 10.167%, maturing May 29, 2010			581,798
	4,500,000	(3)	Term Loan, 6.381%, maturing January 15, 2012			1,218,748
			Local TV Finance, LLC	B3	B-
	2,834,750		Term Loan, 2.240%, maturing May 07, 2013			2,335,125
			Nexstar Broadcasting Group	B1	B
	2,335,099		Term Loan, 5.000%, maturing October 01, 2012			2,136,615
	2,208,000		Term Loan, 5.004%, maturing October 01, 2012			2,020,320
			Regent Communications	Caa1	CCC
	3,067,942		Term Loan, 6.000%, maturing November 21, 2013			2,339,306
			Sinclair Television Group, Inc.	Ba2	B
	1,400,000		Term Loan, 6.500%, maturing October 31, 2015			1,405,834
			Spanish Broadcasting Systems	Caa3	CCC+
	2,974,907		Term Loan, 2.040%, maturing June 11, 2012			2,469,173
			Univision Communications, Inc.	B2	B-
	20,999,786		Term Loan, 2.533%, maturing September 29, 2014			17,318,271
						50,395,533
Retail Stores: 8.1%
			Amscan Holdings, Inc.	B1	B
	1,462,500		Term Loan, 2.646%, maturing May 25, 2013			1,328,437
			CBR Fashion Holding	NR	NR
EUR	500,000		Term Loan, 2.563%, maturing April 20, 2015			662,999
EUR	446,470		Term Loan, 2.813%, maturing April 19, 2016			592,018
			Claires Stores, Inc.	Caa2	B-
	$4,478,781		Term Loan, 3.033%, maturing May 29, 2014			3,517,710
			Dollar General Corporation	Ba3	BB-
	8,478,750		Term Loan, 3.008%, maturing July 07, 2014			7,977,444
			Dollarama Group, L.P.	Ba1	BB-
	2,204,805		Term Loan, 2.031%, maturing November 18, 2011			2,166,221
			General Nutrition Centers, Inc.	B1	B
	2,478,297		Term Loan, 2.529%, maturing September 16, 2013			2,289,327
			Guitar Center, Inc.	B3	B-
	4,937,500		Term Loan, 3.740%, maturing October 09, 2014			4,159,844
			Harbor Freight Tools USA, Inc.	B1	B+
	3,693,941		Term Loan, 9.750%, maturing February 12, 2013			3,703,175

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
			Michaels Stores, Inc.	B3	B
	$1,948,758		Term Loan, 2.563%, maturing October 31, 2013			$1,686,488
	2,622,588		Term Loan, 4.813%, maturing July 31, 2016			2,339,020
			Neiman Marcus Group, Inc.	B3	BB-
	7,180,013		Term Loan, 2.291%, maturing April 06, 2013			6,144,892
			Oriental Trading Company, Inc.	Caa1	CCC
	1,348,323		Term Loan, 9.750%, maturing July 31, 2013			1,108,996
			Petco Animal Supplies, Inc.	B1	B+
	4,984,062		Term Loan, 2.516%, maturing October 25, 2013			4,703,709
			Phones 4U Group, Ltd.	NR	NR
GBP	337,877		Term Loan, 3.098%, maturing September 22, 2014			334,592
GBP	323,150		Term Loan, 3.598%, maturing September 22, 2015			320,008
			Pilot Travel Centers, LLC	Ba2	BBB-
	$1,350,000	(5)	Term Loan, maturing December 15, 2015			1,353,375
			Rite Aid	B3	B+
	5,922,468		Term Loan, 1.993%, maturing June 04, 2014			5,105,659
	1,393,481		Term Loan, 6.000%, maturing June 04, 2014			1,287,809
	1,500,000		Term Loan, 9.500%, maturing June 10, 2015			1,551,874
	500,000		Term Loan, 9.500%, maturing June 10, 2015			517,291
			Sally Holding, LLC	B1	BB
	2,335,454		Term Loan, 2.480%, maturing November 16, 2013			2,210,288
			Toys "R" Us, Inc.	B1	BB-
	4,368,159		Term Loan, 4.486%, maturing July 19, 2012			4,224,145
			Vivarte	NR	NR
EUR	1,966,980		Term Loan, 2.431%, maturing March 09, 2015			2,374,833
EUR	1,966,980		Term Loan, 2.931%, maturing March 08, 2016			2,374,833
						64,034,987
Satellite: 0.5%
			Intelsat Corporation	B1	BB-
	$1,373,419		Term Loan, 2.742%, maturing January 03, 2014			1,280,069
	1,373,419		Term Loan, 2.742%, maturing January 03, 2014			1,280,069
	1,373,839		Term Loan, 2.742%, maturing January 03, 2014			1,280,460
						3,840,598
Telecommunications Equipment: 1.4%
			CommScope, Inc.	Ba2	BB
	780,872		Term Loan, 2.782%, maturing December 26, 2014			745,733
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255		Term Loan, 2.515%, maturing March 10, 2014			6,250,606

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower\Tranche Description	Moody's	S&P	Value
Telecommunications Equipment: (continued)
	Sorenson Communications, Inc.	Ba3	B
$4,443,813	Term Loan, 2.740%, maturing August 16, 2013			$4,167,928
				11,164,267
Utilities: 7.2%
	Boston Generating, LLC	Caa2	CCC+
256,593	Revolver, 2.533%, maturing December 20, 2013			180,827
6,945,736	Term Loan, 2.533%, maturing December 20, 2013			4,894,813
1,916,404	Term Loan, 2.723%, maturing December 20, 2013			1,350,532
	Calpine Corporation	B2	B+
8,424,959	Term Loan, 3.165%, maturing March 29, 2014			7,714,634
	Coleto Creek WLE, L.P.	B1	B+
2,399,014	Term Loan, 3.019%, maturing June 28, 2013			2,195,097
437,602	Term Loan, 3.033%, maturing June 28, 2013			400,406
	FirstLight Power Resources, Inc.	B1	B+
906,823	Term Loan, 2.813%, maturing November 01, 2013			832,577
2,635,312	Term Loan, 2.813%, maturing November 01, 2013			2,419,546
	FirstLight Power Resources, Inc.	B3	CCC+
610,514	Term Loan, 4.813%, maturing May 01, 2014			518,937
	Infrastrux Group, Inc.	B2	B
3,992,858	Term Loan, 8.000%, maturing November 05, 2012			3,773,251
	MACH Gen, LLC	Ba3	BB-
444,571	Term Loan, 2.283%, maturing February 22, 2013			411,969
	NRG Energy, Inc.	Baa3	BB+
2,771,805	Term Loan, 2.019%, maturing February 01, 2013			2,550,061
7,557,512	Term Loan, 2.033%, maturing February 01, 2013			6,952,911
	Texas Competitive Electric Holdings Company, LLC	B1	B+
6,420,836	Term Loan, 3.742%, maturing October 10, 2014			4,771,041
5,000,000	Term Loan, 3.742%, maturing October 10, 2014			3,700,695
5,880,000	Term Loan, 3.742%, maturing October 10, 2014			4,406,325
2,953,521	Term Loan, 3.775%, maturing October 10, 2014			2,211,449
	TPF Generation Holdings, LLC	Ba3	BB
2,092,896	Term Loan, 2.234%, maturing December 15, 2013			1,975,171
1,431,519	Term Loan, 2.598%, maturing December 15, 2013			1,350,996

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		TPF Generation Holdings, LLC	B3	B+
	$1,500,000	Term Loan, 4.494%, maturing December 15, 2014			$1,277,500
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 4.933%, maturing October 24, 2012			1,330,344
GBP	1,080,000	Term Loan, 5.018%, maturing October 24, 2012			1,467,678
					56,686,760
		Total Senior Loans (Cost $1,229,317,670)			1,102,856,560
Other Corporate Debt: 0.1%
Diversified / Conglomerate Manufacturing: 0.1%
		Flextronics International, Ltd.	Ba1	BB+
	$679,687	Unsecured Term Loan, 2.518%, maturing October 01, 2014			625,708
	194,843	Unsecured Term Loan, 2.534%, maturing October 01, 2014			179,369
					805,077
Cargo Transport: 0.0%
		US Shipping Partners, L.P.	NR	NR
	297,646	Subordinated Loan, 2.500%, maturing August 07, 2013			78,876
					78,876
		Total Other Corporate Debt (Cost $1,231,361)			883,953
Equities and Other Assets: 0.0%

Market Value USD
(1), (@), (R)		Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	—
(@), (R)		Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)		Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2	), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)		Decision One Corporation (1,545,989 Common Shares)	—
(2	), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)		EquityCo, LLC (Warrants for 28,752 Common Shares)	—
(4), (@), (R)		Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2	), (@), (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@), (R)		Grand Union Company (Residual Interest in Bankruptcy Estate)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

				Market Value USD
(2	), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2	), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		348,385
(1	), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(2	), (@), (R)	US Shipping Partners, L.P. (19,404 Common Shares)		—
(2), (@), (R)		US Office Products Company (Residual Interest in Bankruptcy Estate)		—
		Total for Equities and Other Assets (Cost $1,169,622)		348,435
		Total Investments (Cost $1,231,718,653)**	139.7%	$1,104,088,948
		Other Assets and Liabilities - Net	(39.7)	(313,878,354)
		Net Assets	100.0%	$790,210,594

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  EUR  Euro

  GBP  British Pound Stirling

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,232,849,968.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$7,005,507
Gross Unrealized Depreciation	(135,766,527)
Net Unrealized Depreciation	$(128,761,020)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2009
Asset Table Investments, at value
Senior Loans	$—	$1,091,704,560	$11,152,000	$1,102,856,560
Other Corporate Debt	—	883,953	—	883,953
Equities and Other Assets	—	—	348,435	348,435
Total	$—	$1,092,588,513	$11,500,435	$1,104,088,948
Other Financial Instruments+
Forward foreign currency contracts	—	1,046,535	—	1,046,535
Total	$—	$1,046,535	$—	$1,046,535
Liabilities Table Other Financial Instruments+:
Forward foreign currency contracts	$—	$(352,732)	$—	$(352,732)
Total Liabilities	$—	$(352,732)	$—	$(352,732)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Trust's assets and liabilities during the period ended November 30, 2009:

	Beginning Balance at 02/28/09	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)
Senior Loans	$24,595,232	$—	$—	$—	$(1,800,063)	$1,066,488
Equities and Other Assets	462,482	—	—	—	—	—
Total	$25,057,714	$—	$—	$—	$(1,800,063)	$1,066,488

	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 11/30/09
Senior Loans	$(23,584,651)	$10,874,994	$—	$—	$11,152,000
Equities and Other Assets	—	(114,047)	—	—	348,435
Total	$(23,584,651)	$10,760,947	$—	$—	$11,500,435

As of November 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,837,953.

  *  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2009 (Unaudited) (continued)

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

At November 30, 2009 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar AUD 19,920,000	Sell	02/26/10	USD $18,377,395	$18,056,321	$321,074
British Pound Sterling GBP 6,714,500	Sell	12/31/09	11,215,163	11,024,994	190,169
British Pound Sterling GBP 5,122,500	Sell	01/29/10	8,364,069	8,409,281	(45,212)
British Pound Sterling GBP 100,000	Sell	02/26/10	166,569	164,131	2,438
British Pound Sterling GBP 1,000,000	Sell	02/26/10	1,669,600	1,641,315	28,285
Euro EUR 8,495,000	Sell	12/31/09	12,464,883	12,734,227	(269,344)
Euro EUR 538,000	Sell	12/31/09	804,983	806,476	(1,493)
Euro EUR 30,000,000	Sell	12/31/09	45,391,800	44,970,787	421,013
Euro EUR 2,000,000	Sell	01/29/10	2,961,060	2,997,743	(36,683)
Euro EUR 1,000,000	Sell	01/29/10	1,512,820	1,498,871	13,949
Euro EUR 2,507,000	Sell	02/26/10	3,791,888	3,757,099	34,789
Sweden Kronor SEK 14,124,000	Sell	12/30/09	2,030,652	2,019,466	11,186
Sweden Kronor SEK 1,000,000	Sell	12/30/09	146,180	142,981	3,199
Sweden Kronor SEK 6,418,000	Sell	02/26/10	938,322	917,889	20,433
			$109,835,384	$109,141,581	$693,803

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, PNC will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by PNC when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2009 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 30, 2009	February 6, 2009	February 24, 2009

February 27, 2009	March 6, 2009	March 23, 2009

March 31, 2009	April 8, 2009	April 22, 2009

April 30, 2009	May 7, 2009	May 22, 2009

May 29, 2009	June 8, 2009	June 22, 2009

June 30, 2009	July 8, 2009	July 22, 2009

July 31, 2009	August 6, 2009	August 24, 2009

August 31, 2009	September 8, 2009	September 22, 2009

September 30, 2009	October 8, 2009	October 22, 2009

October 30, 2009	November 6, 2009	November 23, 2009

November 30, 2009	December 8, 2009	December 22, 2009

December 21, 2009	December 29, 2009	January 13, 2010

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2009 was 4,298 which does not include approximately 40,038 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 26, 2009 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ3

(1109-012610)